Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Smid Cap Core Series
March 31, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.45%
Basic Materials — 8.46%
Balchem	30,250	$3,793,653
Boise Cascade	64,098	3,834,983
Ferro †	105,565	1,779,826
Huntsman	305,260	8,800,646
Kaiser Aluminum	67,205	7,426,152
Minerals Technologies	104,853	7,897,528
Neenah	122,141	6,275,605
Reliance Steel & Aluminum	69,421	10,572,124
Worthington Industries	125,721	8,434,622
		58,815,139
Business Services — 4.20%
ABM Industries	93,149	4,751,530
Aramark	150,657	5,691,821
ASGN †	72,729	6,941,256
Casella Waste Systems Class A †	37,116	2,359,464
US Ecology †	100,642	4,190,733
WillScot Mobile Mini Holdings †	189,362	5,254,796
		29,189,600
Capital Goods — 13.00%
Ameresco Class A †	47,573	2,313,475
Barnes Group	59,072	2,926,427
BWX Technologies	79,369	5,233,592
Carlisle	15,432	2,539,799
Columbus McKinnon	36,648	1,933,548
ESCO Technologies	39,379	4,287,979
Federal Signal	68,243	2,613,707
Gates Industrial †	142,000	2,270,580
Generac Holdings †	10,324	3,380,594
Graco	58,210	4,169,000
Jacobs Engineering Group	52,445	6,779,565
Kadant	29,276	5,416,353
KBR	96,724	3,713,234
Lincoln Electric Holdings	35,948	4,419,447
MasTec †	54,610	5,116,957
Oshkosh	55,847	6,626,805
Quanta Services	97,879	8,611,394
Rexnord	122,941	5,789,292
Tetra Tech	22,886	3,106,088
United Rentals †	5,512	1,815,157
WESCO International †	26,658	2,306,717
Woodward	41,312	4,983,466
		90,353,176
	Number of shares	Value (US $)
Common Stock (continued)
Consumer Discretionary — 6.04%
American Eagle Outfitters	231,508	$6,769,294
At Home Group †	108,398	3,111,023
BJ's Wholesale Club Holdings †	65,061	2,918,636
Dick's Sporting Goods	76,108	5,795,624
Five Below †	39,693	7,573,028
Malibu Boats Class A †	93,901	7,482,032
Sonic Automotive Class A	26,790	1,327,980
Steven Madden	188,396	7,019,635
		41,997,252
Consumer Services — 3.90%
Allegiant Travel †	23,941	5,843,040
Brinker International †	45,397	3,225,911
Chuy's Holdings †	63,025	2,793,268
Jack in the Box	46,750	5,132,215
Texas Roadhouse †	48,332	4,636,972
Wendy's	268,688	5,443,619
		27,075,025
Consumer Staples — 3.06%
Casey's General Stores	38,368	8,294,778
Helen of Troy †	14,594	3,074,372
J & J Snack Foods	39,423	6,190,594
YETI Holdings †	51,497	3,718,598
		21,278,342
Credit Cyclicals — 2.95%
BorgWarner	113,946	5,282,537
KB Home	73,484	3,419,210
La-Z-Boy	74,476	3,163,740
Taylor Morrison Home †	103,433	3,186,771
Toll Brothers	96,548	5,477,168
		20,529,426
Energy — 2.20%
Diamondback Energy	158,219	11,627,514
Patterson-UTI Energy	55,659	396,849
PDC Energy †	94,669	3,256,614
		15,280,977
Financial Services — 15.73%
Axis Capital Holdings	104,055	5,158,006
Comerica	55,060	3,950,004
East West Bancorp	121,593	8,973,563
Essent Group	122,858	5,834,527
First Financial Bancorp	233,071	5,593,704
Great Western Bancorp	126,032	3,817,509
Hamilton Lane Class A	31,051	2,749,877

NQ-VIP-874 [3/21] 5/21 (1642401)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Smid Cap Core Series
	Number of shares	Value (US $)
Common Stock (continued)
Financial Services (continued)
Independent Bank Group	65,314	$4,718,283
Kemper	67,319	5,366,671
NMI Holdings Class A †	149,708	3,539,097
Primerica	38,271	5,657,219
Reinsurance Group of America	42,935	5,411,957
Selective Insurance Group	73,313	5,318,125
South State	67,438	5,294,557
Sterling Bancorp	212,310	4,887,376
Stifel Financial	111,619	7,150,313
Umpqua Holdings	305,801	5,366,808
Valley National Bancorp	367,782	5,053,325
Webster Financial	129,605	7,142,532
Western Alliance Bancorp	29,333	2,770,209
WSFS Financial	112,227	5,587,782
		109,341,444
Healthcare — 13.19%
Agios Pharmaceuticals †	84,854	4,381,860
Amicus Therapeutics †	317,228	3,134,213
Bio-Techne	24,727	9,443,983
Blueprint Medicines †	52,378	5,092,713
Catalent †	78,651	8,282,737
ChemoCentryx †	83,497	4,278,386
Encompass Health	81,383	6,665,268
Exact Sciences †	20,931	2,758,287
Halozyme Therapeutics †	124,235	5,179,357
ICON †	29,589	5,810,392
Intercept Pharmaceuticals †	53,497	1,234,711
Ligand Pharmaceuticals †	33,373	5,087,714
Natera †	49,144	4,990,082
Neurocrine Biosciences †	62,368	6,065,288
Quidel †	24,814	3,174,455
Repligen †	36,862	7,166,341
Supernus Pharmaceuticals †	113,681	2,976,169
Ultragenyx Pharmaceutical †	51,943	5,914,230
		91,636,186
Media — 1.16%
Cinemark Holdings †	147,893	3,018,496
Interpublic Group of Companies	173,136	5,055,571
		8,074,067
	Number of shares	Value (US $)
Common Stock (continued)
Real Estate Investment Trusts — 5.95%
American Assets Trust	69,733	$2,262,138
Brixmor Property Group	229,938	4,651,646
Camden Property Trust	49,181	5,405,484
Cousins Properties	153,434	5,423,892
DiamondRock Hospitality †	196,472	2,023,662
First Industrial Realty Trust	100,107	4,583,900
Kite Realty Group Trust	186,867	3,604,664
Lexington Realty Trust	275,204	3,057,516
Life Storage	42,064	3,615,401
Pebblebrook Hotel Trust	113,253	2,750,915
Physicians Realty Trust	224,826	3,972,675
		41,351,893
Technology — 14.78%
Blackline †	19,368	2,099,491
Box Class A †	77,352	1,776,002
Brooks Automation	61,933	5,056,829
Bumble Class A †	567	35,369
Chegg †	49,599	4,248,650
ExlService Holdings †	78,933	7,116,599
Guidewire Software †	30,585	3,108,354
Ichor Holdings †	35,148	1,890,962
II-VI †	89,084	6,090,673
J2 Global †	47,981	5,751,003
LendingTree †	18,227	3,882,351
MACOM Technology Solutions Holdings †	59,230	3,436,525
MaxLinear †	151,163	5,151,635
Medallia †	105,903	2,953,635
NETGEAR †	84,239	3,462,223
Paycom Software †	3,943	1,459,147
Proofpoint †	52,464	6,599,447
PTC †	65,784	9,055,168
Rapid7 †	50,174	3,743,482
Semtech †	60,529	4,176,501
Silicon Laboratories †	13,596	1,917,988
Sprout Social Class A †	23,632	1,364,984
SS&C Technologies Holdings	43,524	3,041,022
Tyler Technologies †	3,108	1,319,439
Upwork †	31,849	1,425,880
Varonis Systems †	34,110	1,751,207
WNS Holdings ADR †	92,805	6,722,794
Yelp †	103,836	4,049,604
		102,686,964

2    NQ-VIP-874 [3/21] 5/21 (1642401)

	Number of shares	Value (US $)
Common Stock (continued)
Transportation — 1.77%
Knight-Swift Transportation Holdings	166,972	$8,029,684
Werner Enterprises	89,912	4,241,149
		12,270,833
Utilities — 3.06%
Black Hills	61,721	4,121,111
NorthWestern	95,610	6,233,772
South Jersey Industries	218,916	4,943,123
Spire	80,855	5,974,376
		21,272,382
Total Common Stock (cost $488,592,106)		691,152,706

Short-Term Investments — 0.76%
Money Market Mutual Funds — 0.76%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	1,323,551	1,323,551
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,323,551	1,323,551
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	1,323,550	1,323,550
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,323,550	$1,323,550
Total Short-Term Investments (cost $5,294,202)		5,294,202

Total Value of Securities—100.21% (cost $493,886,308)		696,446,908
Liabilities Net of Receivables and Other Assets—(0.21%)		(1,490,293)
Net Assets Applicable to 25,862,236 Shares Outstanding—100.00%		$694,956,615
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
NQ-VIP-874 [3/21] 5/21 (1642401)    3